Tax from continuing operations (Details) - GBP (£) £ in Millions	6 Months Ended			12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017		Mar. 31, 2019	Mar. 31, 2018
Disclosure of Income Taxes [Line Items]
Tax expense (income), continuing operations	£ 93	£ 153	[1]
Average effective tax rate				20.00%	(33.40%)
Before exceptional items and remeasurements [Member]
Disclosure of Income Taxes [Line Items]
Tax expense (income), continuing operations	£ 134	£ 149	[1]
Average effective tax rate	18.30%	20.20%			23.40%

[1]	Comparatives have been re-presented to reflect the classification of our retained interest in Quadgas HoldCo Limited as a discontinued operation in the current period (see note 6).